Basis of Presentation and Accounting Policies (Policies)	3 Months Ended
Mar. 31, 2023
Accounting Policies [Abstract]
Basis of Presentation and Consolidation
(a)
Basis of Presentation and Consolidation

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) have been condensed or omitted. The accompanying unaudited condensed consolidated interim financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 20-F for the fiscal year ended December 31, 2022 (“2022 Form 20-F”) filed with the Securities and Exchange Commission on February 14, 2023.

The condensed consolidated financial statements of the Company include TGH and all of its wholly-owned subsidiaries. All significant intercompany accounts and balances have been eliminated in consolidation.

The preparation of financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue and expenses, and disclosure of contingent assets and liabilities in the condensed financial statements. The Company’s management evaluates its estimates on an ongoing basis, including those related to container leasing equipment such as residual values and depreciable lives, containers held for sale, allowance for credit losses, income taxes and accruals. Actual results could differ from those estimates under different assumptions or conditions.

In the opinion of management, the accompanying unaudited condensed consolidated financial statements contain all adjustments (consisting of only normal and recurring adjustments) necessary to present fairly the Company’s condensed consolidated balance sheet as of March 31, 2023, the Company’s condensed consolidated statements of operations, comprehensive income, shareholders’ equity and cash flows for the three month periods ended March 31, 2023 and 2022. These condensed consolidated financial statements are not necessarily indicative of the results of operations or cash flows that may be reported for the remainder of the fiscal year ending December 31, 2023.

Concentration of Credit Risk
(b)
Concentration of Credit Risk

The Company’s customers are mainly international shipping lines, which transport goods on international trade routes. Once the containers are on-hire with a lessee, the Company does not track their location. The domicile of the lessee is not indicative of where the lessee is transporting the containers. The Company’s business risk in its geographic concentration lies with the creditworthiness of the lessees rather than the location of the containers or the domicile of the lessees.

Total lease rental income, as reported in the condensed consolidated statements of operations, comprises revenue earned from leases on containers in the Company’s total fleet, including revenue earned from leases on containers in its managed fleet. Except for the lessees noted in the tables below, no other single lessee accounted for more than 10% of the Company’s total lease rental income for the three months ended March 31, 2023 and 2022:

	Three Months Ended
	March 31
Total Lease Rental Income	2023	2022
Customer A	25.4%	23.3%
Customer B	11.7%	14.7%
Customer C	10.8%	11.2%

Other financial instruments that are exposed to concentrations of credit risk are cash and cash equivalents, restricted cash balances, and derivatives (see Note 8 “Debt and Derivative Instruments” for further discussions). The Company maintains cash and cash equivalents and restricted cash accounts with various financial institutions, which often exceed Federal Deposit Insurance Corporation (FDIC) or foreign equivalents insurance limits. The Company has not experienced any losses in such accounts with these financial institutions. The Company does not anticipate any non-performance by the financial institutions or derivative counterparties as they are highly rated financial institutions.

Container Leasing Equipment
(c)
Container Leasing Equipment

Capitalized costs for container leasing equipment include the container cost payable to the manufacturer, inspection, delivery, and the associated transportation costs incurred in moving the Company’s containers from the manufacturer to the containers’ first destined location. Container leasing equipment are depreciated using the straight-line method over their estimated useful lives to an estimated residual value. Used containers are depreciated based upon their remaining useful lives at the date of acquisition to an estimated residual value. Repair and maintenance costs that do not extend the useful lives of the container leasing equipment are recognized in “direct container expense - owned fleet” in the condensed consolidated statements of operations at the time the costs are incurred.

Impairment of Container Leasing Equipment

The Company reviews its container leasing equipment for impairment whenever events or circumstances indicate that the carrying amount of such assets may not be recoverable. The Company compares the carrying value of the container leasing equipment to the expected future undiscounted cash flows for the purpose of assessing the recoverability of the recorded amounts. If the carrying value exceeds expected future undiscounted cash flows, the assets are reduced to fair value. There was no such impairment of the Company’s container leasing equipment for the three months ended March 31, 2023 and 2022.

Write-Off (Recoveries) of Container Leasing Equipment due to Lessees in Default

The Company evaluates the recoverability of the recorded amounts of container leasing equipment that are unlikely to be recovered from lessees in default. For the three months ended March 31, 2023 and 2022, there were no impairment charges to write-off containers that were unlikely to be recovered from lessees in default and no gains associated with recoveries on containers previously estimated as lost with lessees in default.

Containers Held for Sale
(d)
Containers Held for Sale

Containers identified as held for sale are valued at the lower of carrying value or fair value, less costs to sell. The Company records impairment to write-down the value of containers held for sale to their estimated fair value, less cost to sell, under observable (Level 2) market inputs. The fair value is estimated based on recent gross sales proceeds for sales of similar types of containers in the locations in which the containers are stored. When containers are sold or otherwise retired, the cost and related accumulated depreciation are removed, and any resulting gain or loss is recognized.

Subsequent additions or reductions to the fair values of these written down assets are recorded as adjustments to the carrying value of the containers held for sale. The carrying value of containers held for sale that have been impaired and written down to their estimated fair value less cost to sell was $6,556 and $3,556 as of March 31, 2023 and December 31, 2022, respectively. Any subsequent increase in fair value less costs to sell is recognized as a reversal of container impairment but not in excess of the cumulative loss previously recognized. During the three months ended March 31, 2023 and 2022, the Company recorded container impairment charges of $1,745 and $350, respectively, to write down the value of containers held for sale to their estimated fair value less cost to sell, net of reversals of previously recorded impairments on containers held for sale due to rising used container prices. The impairment charges are included in “depreciation and amortization” in the condensed consolidated statements of operations.

Fair Value Measurements
(e)
Fair Value Measurements

As of March 31, 2023 and December 31, 2022, the carrying amounts of cash and cash equivalents, restricted cash, accounts receivable and payable, due from affiliates, net, container contracts payable and due to container investors, net, approximate their fair values due to the short-term nature of these financial instruments. See Note 2 (d) “Containers Held for Sale”, Note 5 “Leases” and Note 8 “Debt and Derivative Instruments” for further discussions on fair value of containers held for sale, fair value of net investment in finance leases and container leaseback financing receivable, and fair value of derivative instruments, respectively.

As of March 31, 2023 and December 31, 2022, the Company held investments in marketable equity securities with readily determinable fair values of $755 and $1,411, respectively. The fair value of investments in marketable equity securities is measured at each balance sheet date based on quoted market prices (Level 1), with changes in fair value recorded in earnings as “other, net” in the condensed consolidated statements of operations.

Reclassifications and Changes in Presentation
(f)
Reclassifications and Changes in Presentation

Certain prior period amounts for the three months ended March 31, 2022 have been reclassified to conform to the current period presentation. The reclassifications as discussed below have no effect on previously reported net income and net change in cash, cash equivalents, and restricted cash.

•
The Company reclassified the total lease rental income out of the previously reported line items “lease rental income - owned fleet” and “lease rental income - managed fleet” to the line items “operating leases – owned fleet”, “operating leases – managed fleet” and “finance leases and container leaseback financing receivable – owned fleet” to additionally present the breakdown of total lease rental income by lease type in the condensed consolidated statements of operations.
•
The Company reclassified the amounts out of the separate line item “amortization expense” to be included within the line item “depreciation and amortization” in the condensed consolidated statements of operations and in the condensed consolidated statements of cash flows.
•
The Company reclassified the amounts out of the separate line items “realized gain (loss) on financial instruments, net” and “unrealized gain (loss) on financial instruments, net” to be included within the line item “other, net” and “changes in operating assets and liabilities” in the condensed consolidated statements of operations and in the condensed consolidated statements of cash flows, respectively.
•
The Company reclassified the fixed asset purchase amounts out of the previously reported line item “purchase of containers and fixed assets” to be included to the separate line item “other” in the consolidated statements of cash flows.

Recently Issued Accounting Standards
(g)
Recently Issued Accounting Standards

In March 2022, the FASB issued Accounting Standards Update No. 2022-02, Financial Instruments – Credit Losses (Topic 326), Troubled Debt Restructurings and Vintage Disclosures (“ASU 2022-02”). The amendment eliminates the accounting guidance for troubled debt restructurings by creditors in Topic 310 - Receivables and amends the disclosure requirements for restructurings involving borrowers that are experiencing financial difficulty under ASU 2016-13, Financial Instruments – Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments, which was adopted by the Company on the effective date of January 1, 2020. ASU 2022-02 requires disclosure of current period gross write-offs by year of origination for financing receivables and net investment in finance leases and must be included in the vintage disclosure of the amortized cost basis of financing receivables and net investment in finance leases by credit quality indicator and by year of origination as required by ASU 2016-13. The Company adopted ASU 2022-02 effective January 1, 2023 on a prospective basis and the adoption of this guidance did not have an impact on the Company’s condensed consolidated financial statements.

There were no changes to the Company’s significant accounting policies during the three months ended March 31, 2023. For further discussion on the Company’s accounting policies, please refer to Note 1 “Nature of Business and Summary of Significant Accounting Polices” in Item 18, “Financial Statements” in our 2022 Form 20-F.

Derivative Instruments and Hedging Activities	The Company has entered into several derivative agreements with several banks to reduce the impact of changes in interest rates associated with its variable rate debt. Interest rate swap agreements involve payments by the Company to counterparties at fixed rate interest payments in return for receipts based on floating-rate amounts. The Company has also utilized forward starting interest rate swap agreements to reduce the impact of interest rate changes on anticipated future debt issuances. The Company has also utilized interest rate cap agreements, which place a ceiling on the Company’s exposure to rising interest rates, to manage interest rate risk exposure.

The Company has utilized the income approach to measure at each balance sheet date the fair value of its derivative instruments on a recurring basis using observable (Level 2) market inputs. The Company presents the fair value of derivative instruments, which are inclusive of counterparty risk, on a gross basis as separate line items on the condensed consolidated balance sheets. The Company monitors its counterparties’ credit ratings on an on-going basis and does not anticipate any non-performance by the counterparties as they are highly rated financial institutions. As of March 31, 2023 and December 31, 2022, all of the Company’s interest rate swap agreements were designated for hedge accounting purposes. The change in fair value of derivative instruments that are designated as cash flow hedge for accounting purposes are initially reported in the condensed consolidated balance sheets as a component of “accumulated other comprehensive income” and reclassified to earnings in “interest expense, net” when realized.